Note 6 - Stock-based Compensation Expense - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes Tables
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development expense	$107,671	$130,323	$215,848	$260,639
General and administrative expense	56,075	162,417	167,215	324,845
Total	$163,746	$292,740	$383,063	$585,484

	2025	2024
Stock options:
Research and development	$513,867	$222,202
General and administrative	597,120	252,275
Total stock option expense	1,110,987	474,477
Stock awards:
General and administrative	4,167	54,167
Total stock-based compensation expense	$1,115,154	$528,644